Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
NON-CURRENT ASSETS	€ 83,568	€ 87,053
Intangible assets	11,370	12,017
Goodwill	18,708	18,471
Property, plant and equipment	22,944	23,714
Rights of use	8,448	8,279
Investments accounted for by the equity method	8,590	11,587
Financial assets and other non-current assets	7,268	8,101
Deferred tax assets	6,240	4,884
CURRENT ASSETS	20,756	22,589
Inventories	929	1,546
Receivables and other current assets	10,132	9,134
Tax receivables	1,193	2,213
Other current financial assets	1,078	2,444
Cash and cash equivalents	7,151	7,245
Non-current assets and disposal groups held for sale	273	7
TOTAL ASSETS	104,324	109,642
EQUITY AND LIABILITIES
EQUITY	27,096	31,708
Equity attributable to equity holders of the parent and other holders of equity instruments	21,852	25,088
Equity attributable to non-controlling interests	5,244	6,620
Non current liabilities	53,829	54,834
Non-current financial liabilities	33,360	35,059
Non-current lease liabilities	6,708	6,657
Payables and other non-current liabilities	3,605	3,546
Deferred tax liabilities	2,702	3,067
Non-current provisions	7,454	6,505
Current liabilities	23,399	23,100
Current financial liabilities	3,701	4,020
Current lease liabilities	2,239	2,020
Payables and other current liabilities	13,957	13,509
Current tax payables	1,869	1,920
Current provisions	1,596	1,631
Liabilities associated with non-current assets and disposal groups held for sale	37	0
TOTAL EQUITY AND LIABILITIES	€ 104,324	€ 109,642